Property, Plant and Equipment, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, net
Depreciation expenses	$ 18,384	$ 6,519	$ 199,009